(12) OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Member]
DisclosureOfOtherAssetLineItems [Line Items]
Advances - FUNCESP	R$ 13,562	R$ 3,929
Advances to suppliers	43,587	4,031
Pledges, funds and restricted deposits	1,431	77,442
Orders in progress	130,954	142,708
Services rendered to third parties	23,388	9,281
Energy pre-purchase agreements
Prepaid expenses	76,756	172,155
GSF Insurance Premium	6,488	13,701
Receivables - CDE	147,470	183,710
Advances to employees	20,640	22,287
Contract asset of transmission		23,535
Others	212,904	186,923
(-) Allowance for doubtful accounts (note 7)	(29,019)	(28,698)
Total	648,161	811,005
Non Current Assets [Member]
DisclosureOfOtherAssetLineItems [Line Items]
Advances - FUNCESP	6,797	6,797
Advances to suppliers
Pledges, funds and restricted deposits	569,733	524,461
Orders in progress	9,448	6,844
Services rendered to third parties
Energy pre-purchase agreements	10,432	25,390
Prepaid expenses	4,608	6,367
GSF Insurance Premium		5,782
Receivables - CDE
Advances to employees
Contract asset of transmission		226,117
Others	135,000	125,681
(-) Allowance for doubtful accounts (note 7)
Total	R$ 736,019	R$ 927,440